OPERATING LEASE	12 Months Ended
Dec. 31, 2025
Operating Lease
OPERATING LEASE

7. OPERATING LEASE

The Group leases facilities under non-cancellable operating leases expiring on different dates. The terms of substantially all these leases are five years or less. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All the Group’s leases qualify as operating leases. Variable lease cost and short-term leases (lease terms less than 12 months) are recognized as incurred.

	As of December 31,
	2024	2025
	RMB	RMB
Operating lease right-of-use assets	44,577	25,087
Operating lease liabilities, current	13,091	9,728
Operating lease liabilities, non-current	29,395	12,879
Total operating lease liabilities	42,486	22,607

The components of lease cost were as follows:

	Year Ended December 31,
	2024	2025
	RMB	RMB
Operating lease cost	15,130	13,331
Short-term lease cost	5,227	4,538
Total	20,357	17,869

The weighted average remaining lease term as of December 31, 2025 was 2.62 years, and the weighted average discount rate of the operating leases was 3.6%.

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2025 to the present value of its operating lease payments, including rental payments for lease renewal options the Group is reasonably certain to exercise:

As of December 31, 2025
RMB
2026	10,401
2027	9,418
2028	3,850
Total undiscounted lease payments	23,669
Less: imputed interest	(1,062)
Total operating lease liabilities	22,607

Supplemental cash flow information related to leases was as follows:

	Year Ended December 31,
	2024	2025
	RMB	RMB
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating lease liabilities	14,806	13,278
Lease liability arising from obtaining right-of-use assets	2,111	1,648
Modification to operating lease liabilities and right-of-use assets	(4,342)	(9,446)

As of December 31, 2025, the Group has no lease contract that has been entered into but not yet commenced.

The Group did not have any significant short-term commitments as of December 31, 2025.